Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and benefits payables	228,999	218,614
Taxes payable	39,094	86,490
Product warranties	40,263	61,432
Accrued costs of the Merger	—	136,756
Other payables and accrued charges*	150,623	235,311
Accrued expenses and other current liabilities	458,979	738,603

*Other payables and accrued charges primarily include accrual for research and development expenses.